Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
PGIM Quant Solutions Small-Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		35.01%	9.21%		9.11%
PGIM Quant Solutions Small-Cap Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		38.91%	8.77%		8.38%
PGIM Quant Solutions Small-Cap Value Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		42.55%	10.24%		9.51%
PGIM Quant Solutions Small-Cap Value Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		43.29%	10.78%		10.09%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		42.72%	10.41%	8.04%
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		43.14%	10.68%	8.32%
PGIM Quant Solutions Small-Cap Value Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		43.45%	10.92%		10.20%
PGIM Core Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		(0.72%)	(1.27%)		0.91%
PGIM Core Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		0.70%	(1.41%)		0.46%
PGIM Core Bond Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		2.19%	(0.92%)		0.95%
PGIM Core Bond Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		2.95%	(0.30%)		1.55%
PGIM Core Bond Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		2.84%	(0.29%)		1.58%
Without Sales Load [Member] | PGIM Quant Solutions Small-Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		42.87%	10.46%		9.73%
Without Sales Load [Member] | PGIM Quant Solutions Small-Cap Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		39.91%	8.77%		8.38%
Without Sales Load [Member] | PGIM Core Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		2.62%	(0.61%)		1.25%
Without Sales Load [Member] | PGIM Core Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		1.69%	(1.41%)		0.46%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	19.56%	12.86%	14.58%	15.08%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		2.71%	(0.40%)		1.35%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		40.53%	9.03%	9.03%	10.31%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		34.18%	7.11%	9.27%	10.64%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.